Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 8 — GOODWILL AND OTHER INTANGIBLE ASSETS

Changes in goodwill were as follows (in millions):

	Successor	Predecessor
	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$—	$241.5	$241.5
Goodwill resulting from UCI Acquisition	308.9	—	—
Goodwill resulting from FRAM China acquisition	0.6	—	—
Foreign currency translation	(0.7)	—	—

End of period	$308.8	$241.5	$241.5

The components of other intangible assets were as follows (in millions):

			Successor
			December 31, 2011
	Amortizable Life	Weighted Average Remaining Life	Gross	Impairment	Accumulated Amortization	Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	12 years	$283.6	—	$(20.3)	$(0.6)	$262.7
Trademarks	5 years	4 years	0.6	—	(0.1)	—	0.5
Trademarks	Indefinite	Indefinite	154.8	(3.8)	—	—	151.0
Integrated
Software system	5 years	4 years	11.0	—	(1.5)	—	9.5

			$450.0	$(3.8)	$(21.9)	$(0.6)	$423.7

Holdings reviews the carrying amounts of intangible assets for impairment annually at December 31st or whenever events or conditions indicate that their net carrying amounts may not be recoverable from estimated undiscounted future cash flows. If it is determined that the estimated net recoverable amount is less than the net carrying amount, a write-down to the asset’s fair value is recognized through a charge to earnings. During the Successor year ended December 31, 2011, Holdings was notified by a customer of its decision to change suppliers to another manufacturer. The resulting impairment analysis indicated that the value of an indefinite lived trade name had been impaired resulting in a trademark impairment loss of $3.8 million related to this trade name. The impairment loss is included in the “Trademark impairment loss” line on the consolidated income statements.

		Predecessor
		December 31, 2010
	Amortizable Life	Gross	Accumulated Amortization	Foreign Currency	Net
Acquired intangibles assets
Customer relationships	3 - 20 years	$62.1	$(36.5)	$—	$25.6
Technologies	10 years	8.9	(7.8)	—	1.1
Trademarks	10 years	4.3	(2.8)	—	1.5
Trademarks	Indefinite	25.5	—	—	25.5
Integrated
Software system	7 years	23.6	(14.3)	—	9.3

		$124.4	$(61.4)	$—	$63.0

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software System
2012	$22.2	$2.2
2013	22.2	2.2
2014	22.2	2.2
2015	22.2	2.2
2016	22.1	0.7